INCOME TAXES 3 (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Deferred tax assets:
Tax loss carry forward			$ 5,243	¥ 34,111	¥ 32,601
Accrued expenses			1,020	6,638	4,590
Others			303	1,971	1,422
Less: Valuation allowance			(4,919)	(32,002)	(25,491)
Deferred tax assets			1,647	10,718	13,122
Deferred tax liabilities:
Long-lived assets arising from acquisitions			168	1,094	0
Outside basis difference on investment in WFOE			1,171	7,620	3,174
Revenue recognition			521	3,385	8,931
Deferred income tax liabilities, net			1,860	12,099	12,105
Deferred tax assets	$ 2,178	¥ 13,659	369	2,404	4,087
Deferred tax liabilities			(582)	(3,785)	(3,070)
Net deferred tax assets					¥ 1,017
Net deferred tax liabilities			$ (213)	¥ (1,381)